leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income from subleasing right-of-use lease assets
Portion of real estate right-of-use assets that are subleased, as a percent	20.00%
Co-location sublet revenue included in operating service revenues	$ 18	$ 18
Lease payments		$ 280
Lease payments	$ 400